Borrowings - Amendment to the Term Loan Facility (Details) - Term loan $ in Millions, $ in Millions	Oct. 07, 2020 USD ($)	Apr. 09, 2021 CAD ($)	Mar. 28, 2021 CAD ($)	Oct. 06, 2020 USD ($)	Mar. 29, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 300.0	$ 377.3		$ 159.3
Original issue discount			$ 3.7		$ 0.0
Amendment to Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300.0			$ 113.8
Deferred financing costs, write-off	1.1
Deferred transaction costs	4.7
Original issue discount	$ 3.0